TAXES BASED ON INCOME (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
TAXES BASED ON INCOME
Computed tax at 35% of income before taxes	$ 89.4	$ 81.5	$ 83.6
U.S statutory rate	35.00%	35.00%	35.00%
Increase (decrease) in taxes resulting from:
State taxes, net of federal tax benefit	1.6	(2.3)	(1.3)
Foreign earnings taxed at different rates	11.6	2.1	(59.4)
Valuation allowance	(25.8)	8.3	2.5
Deferred compensation assets	(5.5)	(5.1)	(7.9)
U.S. federal tax credits (R&D and low-income housing)		(4.6)	(3.8)
Tax contingencies and audit settlements	11.6	1.6	(17.7)
Expiration of carryforward items	4.8	0.4	0.6
Other items, net	(1.3)	(3.4)	0.6
Provision for (benefit from) income taxes	$ 86.4	$ 78.5	$ (2.8)